Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Instruments
14.	Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, prepaid expenses and other receivables and long term deposits. The principal financial liabilities of the Company consist of long-term loans, accounts payable due to suppliers, amounts due to related parties and accrued liabilities.

a)

Interest rate risk: The Company as of December 31, 2023 is subject to market risks relating to changes in interest rates, since all of its debt except the Cargill Facility is subject to floating interest rates.

b)

Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

c)	Fair value:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of its liquid assets.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.